TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Operating loss carry forwards	$ 4,781	$ 6,178
Reserves and tax allowances	2,936	2,646
Total deferred taxes before valuation allowance	7,717	8,824
Valuation allowance	(5,603)	(7,276)
Deferred tax assets, net	2,114	1,548
Deferred tax liabilities:	167	666
Net deferred tax assets	1,947	882
Foreign [Member]
Deferred tax assets:
Net deferred tax assets	$ 1,947	$ 882